Other assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Assets [Line Items]
Security deposits	$ 2,661,000	$ 1,599,000
Duty drawback receivable	2,709,000	0
Total other non-current assets	$ 6,145,000	2,338,000	$ 1,599,000
ElectraMeccanica Vehicles Corp
Other Assets [Line Items]
Security deposits		1,161,000	1,161,000
Cloud computing assets		2,405,964	3,920,869
Duty drawback receivable		132,896
Intangible assets		11,956	11,956
Total other non-current assets		$ 3,711,816	$ 5,093,825